Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
Research and development	$ 972,113	$ 583,177	$ 2,339,863	$ 1,688,474	$ 2,191,834	$ 1,000,769
Research and development - related parties	132,881	53,347	481,027	158,401	240,731	2,947,536
General and administrative	2,433,193	3,418,628	9,204,122	10,405,933	15,459,788	11,230,118
General and administrative - related parties				5,261	5,612	462,580
Total Operating Expenses	3,538,187	4,055,152	12,025,012	12,258,069	17,897,965	15,641,003
Loss From Operations	(3,538,187)	(4,055,152)	(12,025,012)	(12,258,069)	(17,897,965)	(15,641,003)
Other Income (Expense):
Gain on settlement of liabilities						926,829
Other expense						(146,822)
Interest expense	(11,634)	(7,348)	(34,796)	(22,117)	(26,667)	(186,208)
Loss on extinguishment of convertible notes payable, net						(9,737)
Interest (expense) income - related parties		(1,536)		1,495
Loss on goodwill impairment		(18,872,850)		(18,872,850)	(33,547,278)
Loss on IP R&D asset impairment	(9,063,000)		(9,063,000)		(3,342,084)
Change in fair value of derivative liabilities	2,036	1,449,908	69,776	14,167,560	15,144,986	(4,677,388)
Change in fair value of accrued issuable equity						9,405
Offering costs allocated to warrant liabilities						604,118
Total Other Expense, Net	(9,072,598)	(17,431,826)	(9,028,020)	(4,725,912)	(21,771,043)	(4,706,849)
Net Loss Before Income Taxes	(12,610,785)	(21,486,978)	(21,053,032)	(16,983,981)	(39,669,008)	(20,347,852)
Income tax benefit	2,345,025		2,345,025		942,749	23,204
Net Loss	(10,265,760)	(21,486,978)	(18,708,007)	(16,983,981)	(38,726,259)	(20,324,648)
Other Comprehensive (Loss) Income:
Foreign currency translation adjustments	51,316	(1,871,072)	36,712	(4,507,204)	(3,702,963)	180,554
Total Comprehensive Loss	$ (10,214,444)	$ (23,358,050)	$ (18,671,295)	$ (21,491,185)	$ (42,429,222)	$ (20,144,094)
Basic and Diluted Net Loss per Common Share
Basic (in Dollars per share)	$ (1.29)	$ (10.97)	$ (3.31)	$ (9.49)	$ (20.38)	$ (12.96)
Diluted (in Dollars per share)	$ (1.29)	$ (10.97)	$ (3.31)	$ (9.49)
Weighted Average Number of Common Shares Outstanding:
Basic (in Shares)	7,951,954	1,959,087	5,658,831	1,790,176	1,900,397	1,567,772
Diluted (in Shares)	7,951,954	1,959,087	5,658,831	1,790,176